Pay vs Performance Disclosure	12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table presents the Company’s pay versus performance disclosure as required by the SEC. The “Compensation Actually Paid” portions of this table are calculated in accordance with SEC rules and include certain amounts that were not received during the respective fiscal year and may not be received in the future. The section of the proxy statement captioned, “Executive Compensation Discussion and Analysis” describes how the Compensation Committee links pay to performance.

			Average
			Summary
			Compensation	Average	Value of Initial Fixed $100
			Table Total	Compensation	Investment Based on:
			for	Actually		Peer
	Summary		Non PEO	Paid to Non-		Group
	Compensation	Compensation	Named	PEO Named	Total	Total
	Table Total	Actually Paid	Executive	Executive	Shareholder	Shareholder	Net	Return on
Year (1)	for PEO	to PEO (2)	Officers	Officers (2)	Return (3)	Return (3)*	Income	Equity (4)
2026	$2,414,935	$1,893,796	$734,831	$603,629	$153.27	$92.79	$42,627,000	14.0%
2025	$5,304,680	$5,920,032	$1,040,170	$1,112,925	$150.98	$92.29	$40,222,000	12.3%
2024	$1,682,530	$715,148	$524,275	$350,023	$122.94	$132.79	$42,597,000	12.5%
2023	$2,632,890	$4,044,738	$824,338	$979,498	$125.43	$114.97	$47,300,000	14.9%
2022	$5,687,358	$5,103,765	$658,855	$615,462	$103.08	$109.91	$28,982,000	9.6%

(1)
For each covered year, Keith S. Walters served as our Principal Executive Officer ("PEO"). For 2026, our other NEO’s were: Vera Burnett, Dan Gus, and Wade Brewer. For 2025, 2024 and 2023, our other NEO's were: Vera Burnett, Dan Gus, Wade Brewer and Ronald M. Graham. For 2022 our other NEO's were Vera Burnett, Dan Gus, Ronald M. Graham and Michael D. Magill.
(2)
Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

								Change	Prior
					Year-End	Vest		in fair	Year-
					fair	Date	Change in	value of	End
				Grant	value of	fair	fair value	awards	fair
				Date fair	awards	value of	of awards	granted	value
				value of	granted in	awards	granted	in prior	of any
		Minus	Plus	current	current	granted	in prior	years	awards	Dividends
		SCT	Pension	year	year	and	years and	and	forfeited	Paid
	Summary	Change in	Value	grants as	unvested	vested in	unvested	vested in	during	in FY on
Principal	Compensation	Pension	Service	disclosed	at	current	at	current	current	Unvested	Compensation
Position	Table	Value	Cost	in the SCT	year-end	year	year-end	year	year	Awards	Actually Paid
CEO
2026	$2,414,935	$(169,908)	$—	$—	$—	$—	$(507,670)	$—	$—	$156,439	$1,893,796
2025	$5,304,680	$(142,632)	$—	$(3,433,660)	$3,732,632	$—	$—	$(140,449)	$—	$599,461	$5,920,032
2024	$1,682,530	$(112,762)	$—	$—	$—	$—	$(955,931)	$(31,363)	$—	$132,674	$715,148
2023	$2,632,890	$-	$—	$—	$—	$—	$1,469,765	$(57,917)	$—	$—	$4,044,738
2022	$5,687,358	$(67,692)	$—	$(4,110,495)	$3,124,699	$464,256	$(30,363)	$7,537	$—	$28,465	$5,103,765

Non-CEO Average
2026	$734,831	$(116,596)	$29,431	$—	$10,636	$—	$(78,957)	$(40)	$—	$24,326	$603,629
2025	$1,040,170	$(73,213)	$21,106	$(544,233)	$435,299	$154,325	$4,000	$(17,677)	$—	$93,148	$1,112,925
2024	$524,275	$(87,258)	$20,430	$(18,525)	$3,300	$—	$(104,040)	$(2,948)	$—	$14,789	$350,023
2023	$824,338	$(8,997)	$22,739	$(223,506)	$305,561	$—	$61,078	$(1,715)	$—	$—	$979,498
2022	$658,855	$(51,994)	$7,084	$(228,154)	$174,483	$55,846	$(716)	$(613)	$—	$671	$615,462

(3)
Total shareholder return amounts assume an initial investment of $100 on February 28, 2021. The peer group used for purposes of the total shareholder return comparison is the peer group referenced in the Executive Compensation Discussion and Analysis section - Performance Based RSUs section because the Company’s standing within that peer group with respect to total shareholder return as of February 28, 2027 will be used to calculate the vesting levels of the RSUs issued in 2026.
(4)
In accordance with SEC rules, the Company is required to include in the Pay Versus Performance Table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to Company performance for the most recently completed fiscal year. The Company determined Return on Equity which is a metric included in our Annual Performance Bonus and Long Term Incentive Program, meets this requirement, and therefore, we have included this performance measure in the Pay Versus Performance Table.

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote
(1)
For each covered year, Keith S. Walters served as our Principal Executive Officer ("PEO"). For 2026, our other NEO’s were: Vera Burnett, Dan Gus, and Wade Brewer. For 2025, 2024 and 2023, our other NEO's were: Vera Burnett, Dan Gus, Wade Brewer and Ronald M. Graham. For 2022 our other NEO's were Vera Burnett, Dan Gus, Ronald M. Graham and Michael D. Magill.

Peer Group Issuers, Footnote
(3)
Total shareholder return amounts assume an initial investment of $100 on February 28, 2021. The peer group used for purposes of the total shareholder return comparison is the peer group referenced in the Executive Compensation Discussion and Analysis section - Performance Based RSUs section because the Company’s standing within that peer group with respect to total shareholder return as of February 28, 2027 will be used to calculate the vesting levels of the RSUs issued in 2026.

PEO Total Compensation Amount	$ 5,304,680	$ 1,682,530	$ 2,632,890	$ 5,687,358	$ 2,414,935
PEO Actually Paid Compensation Amount	$ 5,920,032	715,148	4,044,738	5,103,765	1,893,796
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

								Change	Prior
					Year-End	Vest		in fair	Year-
					fair	Date	Change in	value of	End
				Grant	value of	fair	fair value	awards	fair
				Date fair	awards	value of	of awards	granted	value
				value of	granted in	awards	granted	in prior	of any
		Minus	Plus	current	current	granted	in prior	years	awards	Dividends
		SCT	Pension	year	year	and	years and	and	forfeited	Paid
	Summary	Change in	Value	grants as	unvested	vested in	unvested	vested in	during	in FY on
Principal	Compensation	Pension	Service	disclosed	at	current	at	current	current	Unvested	Compensation
Position	Table	Value	Cost	in the SCT	year-end	year	year-end	year	year	Awards	Actually Paid
CEO
2026	$2,414,935	$(169,908)	$—	$—	$—	$—	$(507,670)	$—	$—	$156,439	$1,893,796
2025	$5,304,680	$(142,632)	$—	$(3,433,660)	$3,732,632	$—	$—	$(140,449)	$—	$599,461	$5,920,032
2024	$1,682,530	$(112,762)	$—	$—	$—	$—	$(955,931)	$(31,363)	$—	$132,674	$715,148
2023	$2,632,890	$-	$—	$—	$—	$—	$1,469,765	$(57,917)	$—	$—	$4,044,738
2022	$5,687,358	$(67,692)	$—	$(4,110,495)	$3,124,699	$464,256	$(30,363)	$7,537	$—	$28,465	$5,103,765

Non-CEO Average
2026	$734,831	$(116,596)	$29,431	$—	$10,636	$—	$(78,957)	$(40)	$—	$24,326	$603,629
2025	$1,040,170	$(73,213)	$21,106	$(544,233)	$435,299	$154,325	$4,000	$(17,677)	$—	$93,148	$1,112,925
2024	$524,275	$(87,258)	$20,430	$(18,525)	$3,300	$—	$(104,040)	$(2,948)	$—	$14,789	$350,023
2023	$824,338	$(8,997)	$22,739	$(223,506)	$305,561	$—	$61,078	$(1,715)	$—	$—	$979,498
2022	$658,855	$(51,994)	$7,084	$(228,154)	$174,483	$55,846	$(716)	$(613)	$—	$671	$615,462

Non-PEO NEO Average Total Compensation Amount	$ 1,040,170	524,275	824,338	658,855	734,831
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,112,925	350,023	979,498	615,462	603,629
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

								Change	Prior
					Year-End	Vest		in fair	Year-
					fair	Date	Change in	value of	End
				Grant	value of	fair	fair value	awards	fair
				Date fair	awards	value of	of awards	granted	value
				value of	granted in	awards	granted	in prior	of any
		Minus	Plus	current	current	granted	in prior	years	awards	Dividends
		SCT	Pension	year	year	and	years and	and	forfeited	Paid
	Summary	Change in	Value	grants as	unvested	vested in	unvested	vested in	during	in FY on
Principal	Compensation	Pension	Service	disclosed	at	current	at	current	current	Unvested	Compensation
Position	Table	Value	Cost	in the SCT	year-end	year	year-end	year	year	Awards	Actually Paid
CEO
2026	$2,414,935	$(169,908)	$—	$—	$—	$—	$(507,670)	$—	$—	$156,439	$1,893,796
2025	$5,304,680	$(142,632)	$—	$(3,433,660)	$3,732,632	$—	$—	$(140,449)	$—	$599,461	$5,920,032
2024	$1,682,530	$(112,762)	$—	$—	$—	$—	$(955,931)	$(31,363)	$—	$132,674	$715,148
2023	$2,632,890	$-	$—	$—	$—	$—	$1,469,765	$(57,917)	$—	$—	$4,044,738
2022	$5,687,358	$(67,692)	$—	$(4,110,495)	$3,124,699	$464,256	$(30,363)	$7,537	$—	$28,465	$5,103,765

Non-CEO Average
2026	$734,831	$(116,596)	$29,431	$—	$10,636	$—	$(78,957)	$(40)	$—	$24,326	$603,629
2025	$1,040,170	$(73,213)	$21,106	$(544,233)	$435,299	$154,325	$4,000	$(17,677)	$—	$93,148	$1,112,925
2024	$524,275	$(87,258)	$20,430	$(18,525)	$3,300	$—	$(104,040)	$(2,948)	$—	$14,789	$350,023
2023	$824,338	$(8,997)	$22,739	$(223,506)	$305,561	$—	$61,078	$(1,715)	$—	$—	$979,498
2022	$658,855	$(51,994)	$7,084	$(228,154)	$174,483	$55,846	$(716)	$(613)	$—	$671	$615,462

Tabular List, Table	• Income • Return on Equity • Revenue • EBITDA
Total Shareholder Return Amount	$ 150.98	122.94	125.43	103.08	153.27
Peer Group Total Shareholder Return Amount	92.29	132.79	114.97	109.91	92.79
Net Income (Loss)	$ 40,222,000	$ 42,597,000	$ 47,300,000	$ 28,982,000	$ 42,627,000
Company Selected Measure Amount	0.123	0.125	0.149	0.096	0.14
PEO Name	Keith S. Walters	Keith S. Walters	Keith S. Walters	Keith S. Walters	Keith S. Walters
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Equity
Non-GAAP Measure Description
(4)
In accordance with SEC rules, the Company is required to include in the Pay Versus Performance Table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to Company performance for the most recently completed fiscal year. The Company determined Return on Equity which is a metric included in our Annual Performance Bonus and Long Term Incentive Program, meets this requirement, and therefore, we have included this performance measure in the Pay Versus Performance Table.

Measure:: 2
Pay vs Performance Disclosure
Name	Income
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	EBITDA
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (142,632)	$ (112,762)	$ 0	$ (67,692)	$ (169,908)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,433,660)	0	0	(4,110,495)	(0)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,732,632	0	0	3,124,699	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(955,931)	1,469,765	(30,363)	(507,670)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	464,256	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(140,449)	(31,363)	(57,917)	7,537	(0)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	599,461	132,674	0	28,465	156,439
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,213)	(87,258)	(8,997)	(51,994)	(116,596)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,106	20,430	22,739	7,084	29,431
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(544,233)	(18,525)	(223,506)	(228,154)	(0)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	435,299	3,300	305,561	174,483	10,636
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,000	(104,040)	61,078	(716)	(78,957)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,325	0	0	55,846	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,677)	(2,948)	(1,715)	(613)	(40)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 93,148	$ 14,789	$ 0	$ 671	$ 24,326